Description of Operations and Basis Of Presentation (Details)									3 Months Ended			6 Months Ended			12 Months Ended
	Aug. 11, 2025 $ / shares shares	Aug. 10, 2025 shares	Jun. 24, 2025 $ / shares shares	Jun. 13, 2025 shares	Apr. 01, 2025 shares	Jan. 24, 2025 $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Nov. 25, 2024 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	May 01, 2025 shares	Apr. 17, 2025 $ / shares shares	Feb. 28, 2025 $ / shares	Jan. 31, 2025 $ / shares	Jan. 01, 2025 USD ($)	Sep. 30, 2024 $ / shares	Mar. 31, 2024 USD ($)	Oct. 31, 2023 $ / shares	Dec. 31, 2022 USD ($)
Description of Operations and Basis of Presentation [Line Items]
Number of subsidiary companies													1		1
Warrants issued (in Shares) | shares									2,304,327			2,304,327	2,304,327		796,176		116,263
Stock issued under ELOC agreement											$ 1,551,000			$ 1,551,000
Net income									$ (7,295,078)		8,406,501	$ (10,328,125)	$ (10,328,125)	8,859,341	$ 710,458	$ (36,798,419)
Net cash used in operations													3,500,000
Accumulated deficit									(84,462,143)			(84,462,143)	(84,462,143)		(74,134,018)	(74,844,476)
Stockholders’ deficit									$ (2,886,599)	$ (328,976)	$ (32,735,545)	$ (2,886,599)	$ (2,886,599)	(32,735,545)	$ 791,767	$ (43,422,456)					$ 791,767		$ (42,969,616)		$ (6,631,291)
Working capital term													1 year		1 year
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001						$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001								$ 0.0001
Change in fair value of convertible notes															$ (14,800,000)
Net cash used in operations													$ (3,544,467)	$ (5,382,609)	(11,215,623)	$ (8,479,746)
Change in increase in fair value of convertible notes															$ 6,000,000
Common Warrants [Member]
Description of Operations and Basis of Presentation [Line Items]
Stock price (in Dollars per share) | $ / shares									5			5	$ 5		$ 5
Common warrants to purchase shares of common stock (in Shares) | shares					884,159			382,205							382,205
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 0.01
Class of warrant, price per warrant (in Dollars per share) | $ / shares								$ 3.99
Commitment Warrants [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																			$ 67
Convertible Notes [Member]
Description of Operations and Basis of Presentation [Line Items]
Change in fair value of convertible notes															$ 14,800,000
Liquidity And Going Concern [Member]
Description of Operations and Basis of Presentation [Line Items]
Net income															14,100,000
Accumulated deficit															68,200,000
Stockholders’ deficit															$ 6,800,000
Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares	$ 0.01																	$ 0.001
Warrants issued (in Shares) | shares																		327,868
Subsequent Event [Member] | Common Warrants [Member]
Description of Operations and Basis of Presentation [Line Items]
Common warrants to purchase shares of common stock (in Shares) | shares		4,307,289			884,159
Subsequent Event [Member] | Commitment Warrant [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																			$ 67
Minimum [Member]
Description of Operations and Basis of Presentation [Line Items]
Labeling and collateral costs													$ 0.1
Minimum [Member] | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Labeling and collateral costs										0.1
Maximum
Description of Operations and Basis of Presentation [Line Items]
Labeling and collateral costs													$ 1
Maximum | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Labeling and collateral costs										$ 1
Common Stock [Member]
Description of Operations and Basis of Presentation [Line Items]
Warrants issued maximum (in Shares) | shares				10,000,000		5,000,000
Common Stock [Member] | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Warrants issued maximum (in Shares) | shares						5,000,000
IPO [Member]
Description of Operations and Basis of Presentation [Line Items]
Number of shares sold (in Shares) | shares								1,687,500
Stock price (in Dollars per share) | $ / shares								$ 4							$ 4							$ 5
ELOC Purchase Agreement [Member] | Commitment Warrant [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares									$ 0.001			$ 0.001	$ 0.001
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Stock price (in Dollars per share) | $ / shares																				$ 1.11
ELOC Purchase Agreement [Member] | Common Stock [Member]
Description of Operations and Basis of Presentation [Line Items]
Stock issued under ELOC agreement							$ 15,000,000
ELOC shares (in Shares) | shares			15,000,000
ELOC Purchase Agreement [Member] | Common Stock [Member] | Commitment Warrant [Member]
Description of Operations and Basis of Presentation [Line Items]
Warrants issued (in Shares) | shares						67,162
ELOC Purchase Agreement [Member] | Common Stock [Member] | Commitment Warrants [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 0.001
percentage of beneficial ownership limitation						1.00%
ELOC Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Stock issued under ELOC agreement							$ 15,000,000
ELOC shares (in Shares) | shares							5,000,000
ELOC Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member] | Commitment Warrant [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 0.001	$ 0.001
Warrants issued (in Shares) | shares						67,162
Private Placement [Member] | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Number of shares sold (in Shares) | shares	183,478,891
Stock price (in Dollars per share) | $ / shares	$ 0.6043
Common stock, par value (in Dollars per share) | $ / shares	0.0001
Private Placement [Member] | Subsequent Event [Member] | Pre-Funded Warrant Shares [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares	$ 0.6042
Warrants issued (in Shares) | shares	186,900,000
Warrant exercise price, reduction from share price (in Dollars per share) | $ / shares	$ 0.0001